INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes
United States									$ 594.8	$ 440.0	$ 497.5
International									417.8	239.6	250.2
Income before income taxes	333.3	337.0	262.6	79.7	129.8	226.4	185.2	138.2	1,012.6	679.6	747.7
Current income tax expense (benefit)
Federal and state									141.3	104.9	173.5
International									173.2	69.7	74.2
Total current									314.5	174.6	247.7
Deferred income tax expense (benefit)
Federal and state									31.7	25.2	(26.3)
International									(34.9)	16.5	(4.8)
Total deferred									(3.2)	41.7	(31.1)
Provision for income taxes	$ 98.8	$ 97.7	$ 79.2	$ 35.6	$ 41.0	$ 71.9	$ 59.0	$ 44.4	$ 311.3	$ 216.3	$ 216.6